Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities AFS	$ 2,007.8
Securities carried at fair value with changes recorded in net income	339.7	$ 373.4
Derivative assets at fair value -non-qualifying hedges	141.1		$ 168.4
Derivative liabilities at fair value - non-qualifying hedges	(103.6)		(62.8)
FDIC true-up liability	(56.9)
Equity securities AFS reclassified from Level 1 to Level 2	13.8
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities AFS	2,007.8		1,116.5
Securities carried at fair value with changes recorded in net income	339.7
Equity Securities AFS	14.3		14.0
FDIC receivable	54.8
Derivative assets at fair value -non-qualifying hedges	95.6		93.7
Derivative assets at fair value - qualifying hedges	45.5		74.7
Total Assets	2,557.7		1,298.9
Derivative liabilities at fair value - non-qualifying hedges	(103.3)		(62.8)
Derivative liabilities at fair value - qualifiying hedges	(0.3)
Consideration holdback liability	(60.8)
FDIC true-up liability	(56.9)
Total Liabilities	(221.3)		(62.8)
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities AFS			212.3
Equity Securities AFS	0.3		0.2
Total Assets	0.3		212.5
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities AFS	1,440.7		904.2
Securities carried at fair value with changes recorded in net income
Equity Securities AFS	14.0		13.8
FDIC receivable
Derivative assets at fair value -non-qualifying hedges	95.6		93.7
Derivative assets at fair value - qualifying hedges	45.5		74.7
Total Assets	1,595.8		1,086.4
Derivative liabilities at fair value - non-qualifying hedges	(47.8)		(36.2)
Derivative liabilities at fair value - qualifiying hedges	(0.3)
Consideration holdback liability
FDIC true-up liability
Total Liabilities	(48.1)		(36.2)
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities AFS	567.1
Securities carried at fair value with changes recorded in net income	339.7
FDIC receivable	54.8
Total Assets	961.6
Derivative liabilities at fair value - non-qualifying hedges	(55.5)		(26.6)
Consideration holdback liability	(60.8)
FDIC true-up liability	(56.9)
Total Liabilities	(173.2)		$ (26.6)
FDIC Receivable [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FDIC receivable	$ 54.8